Leases - Schedule of Maturities Lease Liabilities Under Operating Leases (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2020		$ 25
2021	$ 33	21
2022	23	14
Total future lease payments	81	60
Less: Imputed interest	(9)	(7)
Total lease liabilities	$ 72	$ 89